Loss Per Share (Tables)	12 Months Ended
Mar. 31, 2025
Earnings Per Share [Abstract]
Schedule of Calculation of Basic and Diluted Loss Per Share

Basic loss per share and diluted loss per share have been calculated in accordance with ASC 260 on computation of earnings per share for the years ended March 31, 2023, 2024 and 2025 as follows:

	Year ended March 31,
	2023	2024	2025
	RMB	RMB	RMB
Numerator:
Net loss attributable to ordinary shareholders-Basic and Diluted	(177,984)	(59,285)	(62,557)
Denominator:
Weighted average number of ordinary shares-Basic and Diluted	2,554,338,579	2,597,764,333	2,628,575,500
Basic and diluted loss per share	(0.07)	(0.02)	(0.02)

Schedule of Computation of Potentially Anti-Dilutive Securities

The following ordinary share equivalents were excluded from the computation of diluted net loss per share for the periods presented to eliminate any anti-dilutive effect:

	Year ended March 31,
	2023	2024	2025
Share options and RSUs	21,498,272	16,460,867	4,157,381